FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Available-for-sale marketable securities	$ 48,663	$ 26,470
Foreign currency derivative contracts	2,654	584
Liabilities:
Foreign currency derivative contracts		(224)
Total financial net assets	51,317	26,830
Level 1 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Foreign currency derivative contracts		0
Total financial net assets	0	0
Level 2 [Member]
Assets:
Available-for-sale marketable securities	48,663	26,470
Foreign currency derivative contracts	2,654	584
Liabilities:
Foreign currency derivative contracts		(224)
Total financial net assets	51,317	26,830
Level 3 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Foreign currency derivative contracts		0
Total financial net assets	$ 0	$ 0